[WELLS FARGO FUNDS LOGO]

WELLS FARGO STOCK FUNDS
SEMI-ANNUAL REPORT

CLASS O

EQUITY INDEX FUND

OTC GROWTH FUND

MARCH 31, 2002

[GRAPHIC OF STAGECOACH]

                                                                     STOCK FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

PERFORMANCE HIGHLIGHTS
   EQUITY INDEX FUND                                                        2
   OTC GROWTH FUND                                                          4

PORTFOLIO OF INVESTMENTS
   EQUITY INDEX FUND                                                        6
   OTC GROWTH FUND                                                         21

FINANCIAL STATEMENTS
   STATEMENT OF ASSETS AND LIABILITIES                                     24
   STATEMENT OF OPERATIONS                                                 25
   STATEMENTS OF CHANGES IN NET ASSETS                                     26
   FINANCIAL HIGHLIGHTS                                                    28

NOTES TO FINANCIAL STATEMENTS                                              30

LIST OF ABBREVIATIONS                                                      34


NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

DEAR VALUED SHAREHOLDERS,

     We are pleased to provide you with this WELLS FARGO STOCK FUNDS semi-annual report for the six-month period ending March 31, 2002. On the following pages, you'll find a discussion of each Fund, including performance highlights, the Fund manager's strategic outlook, as well as interesting facts and figures about each portfolio.

THE ECONOMY: A SURPRISING REBOUND
     After the tragedy of September 11, many market observers expected the U.S. economy to sink into a prolonged recession. Many industries, including the airlines and other travel-related businesses, saw business decline sharply, while the psychological trauma to the nation threatened to broaden the economic downturn. In response, the Federal Reserve Board (the Fed) lowered interest rates to 1.75%, a 40-year low. Remarkably, by early 2002, talk of recession ended as housing, consumer spending and business investment helped drive a strong, broad-based recovery. Longer-term interest rates, which typically respond to market forces rather than Fed action, began to rise as the economy strengthened. However, long-term rates were still quite low by historical standards. Indeed, with inflation low, the Fed indicated that it was cautious about raising short-term interest rates and potentially adversely affecting the chance of a recovery.

STOCKS: LOOKING FOR REAL PROFITS
     After rallying at a double-digit rate during the fourth quarter of 2001, stocks were essentially flat during the first quarter of 2002, as investors awaited tangible evidence of corporate profitability. The Enron debacle and subsequent concerns about the integrity of corporate financial and accounting disclosure also weighed heavily on the market.

     In general, investors preferred small and mid cap stocks to the big blue-chip issues, which is typical when the economy is coming out of a recession. Although growth stocks were more popular in the fall of 2001, the value investment style was back in vogue during early 2002, led by the financial services sector, which responded well to the low interest-rate environment and improving economy. In addition, economically cyclical sectors, such as retail and transportation, were especially strong. For the first time since 2000, international stocks outperformed the U.S. stock market in the first quarter of 2001; Asia, excluding Japan, was particularly strong, as the region is highly dependent on a healthy U.S. economy.

LOOKING AHEAD

     Even as the economy has moved to firmer footing, worries over the outlook in 2002 have continued to build. Factors that have led to recent economic growth, including heavy mortgage financing activity, tax rebates and an unusually mild winter, are probably one-time events. Other concerns that could negatively affect growth include the escalating tension in the Middle East and oil-related uncertainties, the possibility of a partial credit squeeze in the commercial paper market, a sudden decline in home prices, and the risk of a consumer relapse after boom-like growth late last year. Still, the economy appears resilient enough to avoid falling into recession again, which commonly occurs during the early stages of an economic recovery. The fact that inflation is subdued and interest rates are low by historical standards should help contain what might otherwise threaten an economic growth cycle.

     In terms of the stock market, companies' growth in operating profits may resume in the second quarter of 2002 and could reach double digits during the second half of the year. Growth comparisons over the previous year may contribute to much of the improvement, along with the potential for increased revenue growth if the economic recovery continues to take hold. Equally important, businesses already are countering weak pricing power with remarkable gains in labor productivity, containing unit labor cost increases and setting the stage for an expansion of profit margins. However, investors in the stock market are cautious, demanding tangible evidence of earnings improvement. That could leave stocks adrift until early this summer.

     Given these uncertainties in the market, it is important to ensure your portfolio is properly diversified. Mutual funds, such as WELLS FARGO FUNDS(R), can be a good way to accomplish this goal, because your investment is pooled with thousands of other investors.

     Thank you for choosing WELLS FARGO FUNDS. We appreciate the confidence in us that your investment represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222.

   Sincerely

   /s/ Michael J. Hogan

   Michael J. Hogan
   President
   WELLS FARGO FUNDS

PERFORMANCE HIGHLIGHTS

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISER

   Wells Fargo Funds Management, LLC

SUB-ADVISER

   Wells Capital Management Incorporated

FUND MANAGERS

   Dave Sylvester
   Laurie White

INCEPTION DATE

   01/25/84

PERFORMANCE HIGHLIGHTS

     The Fund's Class O shares returned 10.71%(2) for the six-month period ended March 31, 2002, slightly underperforming the S&P 500 Index, which returned 10.99% during the period. The Fund's Class O shares distributed $0.54 per share in dividend income and $6.31 per share in capital gains during the period.

     The Federal Reserve Board (the Fed) kept interest rates at a 40-year low during the period, which made investment in the stock market relatively attractive compared to fixed-income investments. Economic data began to brighten during early 2002, with positive news from such data as Gross Domestic Product, industrial production and consumer confidence on the rise. Top performing sectors included economically cyclical companies in basic industry, energy, media/entertainment and retail sectors.

     In general, investors preferred high quality companies offering basic value, rather than speculative growth companies with earnings promised down the road. The Fund benefited as large companies generally produced impressive stock price gains over the six months.

STRATEGIC OUTLOOK

     The performance of the stock market in 2002 ultimately depends on the ability of companies to turn a better economic environment into corporate profits, something that has not yet been accomplished on a broad scale. While companies have cut expenses in lean times, they generally have not been able to raise prices, which means that profits must come from growth in unit volume-and that is still difficult to manage in many industries. In addition, there are broader concerns on the horizon, including the Middle East conflict, the rising price of oil and the fallout from the Enron bankruptcy, which called into question the integrity of accounting procedures. Still, it is impressive how quickly the U.S. economy rebounded from last year's recession and the September 11 terrorist attacks. In the months ahead, interest rates may rise in the reinvigorated economic environment. Even if the Fed raises short-term interest rates, which it is likely to do to keep downward pressure on inflation, the environment would likely remain moderately positive for stocks.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class O shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999 reflects performance of the Class O shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2002)

                                                                  6-MONTH*  1-YEAR   5-YEAR   10-YEAR
   WELLS FARGO EQUITY INDEX FUND - CLASS O                          22.59   (0.25)    9.63     12.48
   BENCHMARK
   S&P 500 INDEX                                                    10.99    0.24     10.18    13.25

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)

    BETA*                                           1.00
    PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)   30.30x
    PRICE TO BOOK RATIO                             3.71x
    MEDIAN MARKET CAP. ($B)                         9.69
    5 YEAR EARNINGS GROWTH (HISTORIC)              12.00%
    NUMBER OF HOLDINGS                               504
    PORTFOLIO TURNOVER                                 1%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)

   General Electric Company                  3.43%
   Microsoft Corporation                     3.01%
   Exxon Mobil Corporation                   2.76%
   Wal-Mart Stores Incorporated              2.52%
   Citigroup Incorporated                    2.35%
   Pfizer Incorporated                       2.30%
   Intel Corporation                         1.88%
   Johnson & Johnson                         1.84%
   American International Group              1.74%
   IBM Corporation                           1.65%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)

Financial Services                    18%
Information Technology                16%
Health Care                           14%
Consumer Discretionary                13%
Industrials                           11%
Consumer Staples                       8%
Energy                                 7%
Telecommunications                     4%
Materials                              3%
Utilities                              3%
Cash                                   3%

[CHART]

GROWTH OF $10,000 INVESMENT(5)

                      S&P 500 INDEX                               WELLS FARGO EQUITY INDEX
                                                                        FUND-CLASS O
         03/92           $10,000                                          $10,000
         04/92           $10,284                                           $9,806
         05/92           $10,328                                          $10,093
         06/92           $10,169                                          $10,143
         07/92           $10,575                                           $9,992
         08/92           $10,354                                          $10,400
         09/92           $10,467                                          $10,187
         10/92           $10,498                                          $10,307
         11/92           $10,846                                          $10,342
         12/92           $10,973                                          $10,695
         01/93           $11,056                                          $10,826
         02/93           $11,200                                          $10,916
         03/93           $11,427                                          $11,065
         04/93           $11,148                                          $11,299
         05/93           $11,433                                          $11,026
         06/93           $11,457                                          $11,320
         07/93           $11,401                                          $11,354
         08/93           $11,824                                          $11,308
         09/93           $11,727                                          $11,737
         10/93           $11,959                                          $11,647
         11/93           $11,838                                          $11,888
         12/93           $11,967                                          $11,775
         01/94           $12,365                                          $11,917
         02/94           $12,024                                          $12,322
         03/94           $11,494                                          $11,988
         04/94           $11,637                                          $11,465
         05/94           $11,815                                          $11,612
         06/94           $11,524                                          $11,803
         07/94           $11,893                                          $11,513
         08/94           $12,367                                          $11,891
         09/94           $12,063                                          $12,379
         10/94           $12,322                                          $12,076
         11/94           $11,868                                          $12,348
         12/94           $12,027                                          $11,898
         01/95           $12,330                                          $12,074
         02/95           $12,801                                          $12,387
         03/95           $13,169                                          $12,870
         04/95           $13,541                                          $13,249
         05/95           $14,071                                          $13,639
         06/95           $14,382                                          $14,183
         07/95           $14,850                                          $14,512
         08/95           $14,880                                          $14,993
         09/95           $15,490                                          $15,030
         10/95           $15,429                                          $15,664
         11/95           $16,088                                          $15,608
         12/95           $16,384                                          $16,293
         01/96           $16,928                                          $16,607
         02/96           $17,078                                          $17,171
         03/96           $17,229                                          $17,331
         04/96           $17,473                                          $17,497
         05/96           $17,902                                          $17,755
         06/96           $17,960                                          $18,211
         07/96           $17,161                                          $18,280
         08/96           $17,506                                          $17,472
         09/96           $18,472                                          $17,841
         10/96           $18,970                                          $18,844
         11/96           $20,379                                          $19,364
         12/96           $19,968                                          $20,826
         01/97           $21,189                                          $20,413
         02/97           $21,341                                          $21,687
         03/97           $20,457                                          $21,858
         04/97           $21,661                                          $20,962
         05/97           $22,957                                          $22,211
         06/97           $23,981                                          $23,569
         07/97           $25,846                                          $24,617
         08/97           $24,391                                          $26,574
         09/97           $25,704                                          $25,086
         10/97           $24,834                                          $26,459
         11/97           $25,957                                          $25,575
         12/97           $26,385                                          $26,759
         01/98           $26,667                                          $27,219
         02/98           $28,574                                          $27,519
         03/98           $30,019                                          $29,503
         04/98           $30,309                                          $31,013
         05/98           $29,774                                          $31,330
         06/98           $30,984                                          $30,791
         07/98           $30,643                                          $32,041
         08/98           $26,209                                          $31,701
         09/98           $27,877                                          $27,120
         10/98           $30,105                                          $28,859
         11/98           $31,921                                          $31,205
         12/98           $33,747                                          $33,096
         01/99           $35,136                                          $35,002
         02/99           $34,100                                          $36,476
         03/99           $35,379                                          $35,338
         04/99           $36,740                                          $36,751
         05/99           $35,866                                          $38,174
         06/99           $37,830                                          $37,273
         07/99           $36,645                                          $39,300
         08/99           $36,460                                          $38,073
         09/99           $35,465                                          $37,885
         10/99           $37,708                                          $36,847
         11/99           $38,447                                          $39,179
         12/99           $40,670                                          $39,974
         01/00           $38,622                                          $42,329
         02/00           $37,897                                          $40,204
         03/00           $41,581                                          $39,444
         04/00           $40,314                                          $43,302
         05/00           $39,477                                          $41,998
         06/00           $40,436                                          $41,137
         07/00           $39,823                                          $42,153
         08/00           $42,273                                          $41,496
         09/00           $40,029                                          $44,073
         10/00           $39,819                                          $41,746
         11/00           $36,668                                          $41,570
         12/00           $36,839                                          $38,295
         01/01           $38,148                                          $38,134
         02/01           $34,696                                          $39,487
         03/01           $32,484                                          $35,886
         04/01           $35,001                                          $33,611
         05/01           $35,220                                          $36,223
         06/01           $34,344                                          $36,465
         07/01           $33,996                                          $35,579
         08/01           $31,854                                          $35,231
         09/01           $29,268                                          $33,025
         10/01           $29,818                                          $30,357
         11/01           $32,089                                          $30,936
         12/01           $32,361                                          $33,309
         01/02           $31,867                                          $33,602
         02/02           $31,247                                          $33,112
         03/02           $32,403                                          $32,473

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class O shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.

OTC GROWTH FUND

INVESTMENT OBJECTIVE

   The Wells Fargo OTC Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

   Wells Fargo Funds Management, LLC

SUB-ADVISER

   Golden Capital Management, LLC

FUND MANAGERS
   Greg W. Golden, CFA
   Jeff C. Moser, CFA

INCEPTION DATE

   08/03/00

PERFORMANCE HIGHLIGHTS

     The Fund's Class O shares returned 22.59%(1) for the six-month period ended March 31, 2002, underperforming the Nasdaq 100 Index,(2) which returned 24.35%.

     Although the Fund's stock holdings in the semiconductor industry rose nearly 40% during the period, the industry as a whole gained 51%, driven by the prospects of an economic recovery. That was the primary reason for the Fund's slight underperformance versus the benchmark. Strength was found across most sectors within the portfolio during the period, including consumer discretionary, industrials, information technology, consumer staples, and health care. The only sector to post a negative return was telecommunication services.

     Among the best performers in the portfolio, Amazon.Com more than doubled in price after reporting a profit for the first time in the company's history. USA Networks, another portfolio holding, also rallied on positive analyst comments after posting better-than-expected sales and lower-than-expected losses. Other examples of strength in the portfolio were found in health care, including Polymedica, which posted better than expected sales and earnings. Immunex, which was added to the portfolio in October 2001, rallied nicely in the wake of Amgen's reported $16 billion buyout offer.

STRATEGIC OUTLOOK

     We are closely examining three indicators that we believe should reveal whether the markets can achieve a sustained recovery. The first indicator, demand, is showing strong resurgence as inventories are being depleted and production is gearing up. The second indicator, capital spending, has not fully recovered, but may not be far behind if the current economic expansion continues. The third indicator, earnings growth, may pick up nicely over the next one or two quarters, in part due to favorable comparisons over weak 2001 results.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The Nasdaq 100 Index is an unmanaged group of the 100 largest companies listed on the Nasdaq Composite Index. The list is updated quarterly, and companies on this index are typically representative of technology-related industries, such as computer hardware and software products, telecommunications, biotechnology, services and retail/wholesale trade. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                          6-MONTH*  1-YEAR  LIFE OF FUND
   WELLS FARGO OTC GROWTH FUND - CLASS O                                    22.59   (3.10)    (41.60)
   BENCHMARK
   THE NASDAQ 100 INDEX                                                     24.35   (7.66)    (42.07)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)  52.7X
   PRICE TO BOOK RATIO                            8.39X
   MEDIAN MARKET CAP. ($B)                       68.5
   NUMBER OF HOLDINGS                              72
   PORTFOLIO TURNOVER                              27%

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)

   MICROSOFT CORPORATION                    10.66%
   INTEL CORPORATION                         6.64%
   CISCO SYSTEMS INCORPORATED                4.45%
   AMGEN INCORPORATED                        2.93%
   DELL COMPUTER CORPORATION                 2.91%
   QUALCOMM INCORPORATED                     2.78%
   KLA-TENCOR CORPORATION                    2.52%
   MAXIM INTEGRATED PRODUCTS                 2.36%
   CONCORD EFS INCORPORATED                  2.31%
   EBAY INCORPORATED                         2.15%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)

Information Technology                  62.9%
Health Care                             16.6%
Consumer Discretionary                   9.6%
Industrials                              7.0%
Cash                                     2.7%
Telecommunications Services              0.6%
Consumer Staples                         0.6%

[CHART]

GROWTH OF $10,000 INVESMENT(5)

                                      WELLS FARGO OTC GROWTH
                                           FUND-CLASS O         NASDAQ 100 INDEX
          08/00                               $10,000              $10,000
          08/00                               $11,550              $11,297
          09/00                               $10,080               $9,893
          10/00                                $9,380               $9,094
          11/00                                $6,990               $6,945
          12/00                                $6,568               $6,488
          01/01                                $7,132               $7,185
          02/01                                $5,158               $5,288
          03/01                                $4,231               $4,359
          04/01                                $5,178               $5,141
          05/01                                $5,097               $4,987
          06/01                                $5,188               $5,073
          07/01                                $4,674               $4,665
          08/01                                $4,060               $4,072
          09/01                                $3,344               $3,237
          10/01                                $3,838               $3,782
          11/01                                $4,362               $4,423
          12/01                                $4,362               $4,370
          01/02                                $4,281               $4,296
          02/02                                $3,848               $3,767
          03/02                                $4,100               $4,026


(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4)  Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo OTC Growth Fund Class O shares for the life of the Fund with the Nasdaq 100 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.
                                       5

STOCK FUNDS              PORTFOLIO OF INVESTMENTS -- MARCH 31, 2002 (UNAUDITED)

EQUITY INDEX FUND

SHARES        SECURITY NAME                                                                                           VALUE
COMMON STOCK - 96.63%

AMUSEMENT & RECREATION SERVICES - 0.04%

      5,011   HARRAH'S ENTERTAINMENT INCORPORATED+                                                                 $   221,786
                                                                                                                   -----------

APPAREL & ACCESSORY STORES - 0.45%

     38,622   GAP INCORPORATED                                                                                         580,874
     14,958   KOHL'S CORPORATION+                                                                                    1,064,262
     23,093   LIMITED INCORPORATED                                                                                     413,365
      6,002   NORDSTROM INCORPORATED                                                                                   147,049

                                                                                                                     2,205,550
                                                                                                                   -----------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
      5,603   JONES APPAREL GROUP INCORPORATED+                                                                        195,824
      4,699   LIZ CLAIBORNE INCORPORATED                                                                               133,264
      4,956   VF CORPORATION                                                                                           214,347

                                                                                                                       543,435
                                                                                                                   -----------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%

      4,769   AUTOZONE INCORPORATED+                                                                                   328,345
                                                                                                                   -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%

      2,709   RYDER SYSTEM INCORPORATED                                                                                 80,023
                                                                                                                   -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.08%

      2,734   CENTEX CORPORATION                                                                                       141,976
      2,247   KB HOME                                                                                                   97,520
      2,695   PULTE HOMES INCORPORATED                                                                                 128,956

                                                                                                                       368,452
                                                                                                                   -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.40%

    104,647   HOME DEPOT INCORPORATED                                                                                5,086,939
     34,579   LOWE'S COMPANIES INCORPORATED                                                                          1,503,840
      6,897   SHERWIN-WILLIAMS COMPANY                                                                                 196,427

                                                                                                                     6,787,206
                                                                                                                   -----------
BUSINESS SERVICES - 7.90%

     10,583   ADOBE SYSTEMS INCORPORATED                                                                               426,389
    197,682   AOL TIME WARNER INCORPORATED+                                                                          4,675,179
      2,447   AUTODESK INCORPORATED                                                                                    114,250
     27,700   AUTOMATIC DATA PROCESSING INCORPORATED                                                                 1,614,079
     10,842   BMC SOFTWARE INCORPORATED+                                                                               210,876
     43,831   CENDANT CORPORATION+                                                                                     841,555
      8,383   CITRIX SYSTEMS INCORPORATED+                                                                             144,858
     25,787   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           564,477
      7,631   COMPUTER SCIENCES CORPORATION+                                                                           387,273
     16,674   COMPUWARE CORPORATION+                                                                                   215,261
     22,694   CONCORD EFS INCORPORATED+                                                                                754,576
      7,684   CONVERGYS CORPORATION+                                                                                   227,216

SHARES        SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
      2,963   DELUXE CORPORATION                                                                                   $   137,068
     21,471   ELECTRONIC DATA SYSTEMS CORPORATION                                                                    1,245,103
      6,470   EQUIFAX INCORPORATED                                                                                     193,453
     17,037   FIRST DATA CORPORATION                                                                                 1,486,478
      8,509   FISERV INCORPORATED+                                                                                     391,329
     13,197   IMS HEALTH INCORPORATED                                                                                  296,273
     16,864   INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                              578,098
      9,498   INTUIT INCORPORATED+                                                                                     364,343
      3,694   MERCURY INTERACTIVE CORPORATION+                                                                         139,079
    241,830   MICROSOFT CORPORATION+                                                                                14,584,767
      4,338   NCR CORPORATION+                                                                                         194,126
     16,194   NOVELL INCORPORATED+                                                                                      62,995
      8,300   OMNICOM GROUP INCORPORATED                                                                               783,520
    245,490   ORACLE CORPORATION+                                                                                    3,142,272
     11,610   PARAMETRIC TECHNOLOGY CORPORATION+                                                                        70,124
     13,526   PEOPLESOFT INCORPORATED+                                                                                 494,105
      8,681   RATIONAL SOFTWARE CORPORATION+                                                                           137,420
      7,832   ROBERT HALF INTERNATIONAL INCORPORATED+                                                                  231,201
      5,642   SAPIENT CORPORATION+                                                                                      26,800
     20,648   SIEBEL SYSTEMS INCORPORATED+                                                                             673,331
    145,066   SUN MICROSYSTEMS INCORPORATED+                                                                         1,279,482
      4,937   TMP WORLDWIDE INCORPORATED+                                                                              170,178
     14,402   UNISYS CORPORATION+                                                                                      181,897
     17,902   VERITAS SOFTWARE CORPORATION+                                                                            784,645
     25,972   YAHOO! INCORPORATED+                                                                                     479,703

                                                                                                                    38,303,779
                                                                                                                   -----------
CHEMICALS & ALLIED PRODUCTS - 12.08%

     69,514   ABBOTT LABORATORIES                                                                                    3,656,436
     10,146   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    524,040
      2,572   ALBERTO-CULVER COMPANY CLASS B                                                                           138,888
     46,792   AMGEN INCORPORATED+                                                                                    2,792,547
      4,906   AVERY DENNISON CORPORATION                                                                               299,413
     10,550   AVON PRODUCTS INCORPORATED                                                                               573,076
      6,605   BIOGEN INCORPORATED+                                                                                     324,041
     86,406   BRISTOL-MYERS SQUIBB COMPANY                                                                           3,498,579
      8,463   CHIRON CORPORATION+                                                                                      388,367
     10,397   CLOROX COMPANY                                                                                           453,621
     24,638   COLGATE-PALMOLIVE COMPANY                                                                              1,408,062
     40,276   DOW CHEMICAL COMPANY                                                                                   1,317,831
     45,781   E I DU PONT DE NEMOURS & COMPANY                                                                       2,158,574
      3,443   EASTMAN CHEMICAL COMPANY                                                                                 167,984
      5,709   ECOLAB INCORPORATED                                                                                      261,015
     50,196   ELI LILLY & COMPANY                                                                                    3,824,935
      7,978   FOREST LABORATORIES INCORPORATED+                                                                        651,803

SHARES        SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      9,476   GENZYME CORPORATION+                                                                                 $   413,817
     47,128   GILLETTE COMPANY                                                                                       1,602,823
      2,241   GREAT LAKES CHEMICAL CORPORATION                                                                          63,129
     24,322   IMMUNEX CORPORATION+                                                                                     735,984
      4,235   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          148,098
     10,969   KING PHARMACEUTICALS INCORPORATED+                                                                       384,025
     11,055   MEDIMMUNE INCORPORATED+                                                                                  434,793
    101,583   MERCK & COMPANY INCORPORATED                                                                           5,849,149
    280,749   PFIZER INCORPORATED                                                                                   11,156,965
     57,932   PHARMACIA CORPORATION                                                                                  2,611,575
      7,538   PPG INDUSTRIES INCORPORATED                                                                              413,912
      7,183   PRAXAIR INCORPORATED                                                                                     429,543
     57,882   PROCTER & GAMBLE COMPANY                                                                               5,214,589
      9,842   ROHM & HAAS COMPANY                                                                                      416,021
     65,382   SCHERING-PLOUGH CORPORATION                                                                            2,046,457
      3,276   SIGMA ALDRICH                                                                                            153,841
      4,755   WATSON PHARMACEUTICALS INCORPORATED+                                                                     128,813
     58,914   WYETH                                                                                                  3,867,704

                                                                                                                    58,510,450
                                                                                                                   -----------
COMMUNICATIONS - 5.14%

     13,882   ALLTEL CORPORATION                                                                                       771,145
    158,000   AT&T CORPORATION                                                                                       2,480,600
    120,694   AT&T WIRELESS SERVICES INCORPORATED+                                                                   1,080,211
     16,072   AVAYA INCORPORATED+                                                                                      118,611
     83,878   BELLSOUTH CORPORATION                                                                                  3,091,743
      6,301   CENTURYTEL INCORPORATED                                                                                  214,234
     12,507   CITIZENS COMMUNICATIONS COMPANY+                                                                         134,450
     26,689   CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                             1,372,081
     42,198   COMCAST CORPORATION CLASS A+                                                                           1,341,896
     35,650   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                              191,797
     74,352   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                          611,173
    149,693   SBC COMMUNICATIONS INCORPORATED                                                                        5,604,506
     39,634   SPRINT CORPORATION (FON GROUP)                                                                           606,003
     44,154   SPRINT CORPORATION (PCS GROUP)+                                                                          454,345
      9,382   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                           394,044
    121,221   VERIZON COMMUNICATIONS INCORPORATED                                                                    5,533,739
    131,713   WORLDCOM INCORPORATED WORLDCOM GROUP+                                                                    887,746

                                                                                                                    24,888,324
                                                                                                                   -----------
DOMESTIC DEPOSITORY INSTITUTIONS - 9.37%

     16,274   AMSOUTH BANCORPORATION                                                                                   357,702
     70,260   BANK OF AMERICA CORPORATION                                                                            4,779,085
     32,889   BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,381,996
     52,114   BANK ONE CORPORATION                                                                                   2,177,323

SHARES        SECURITY NAME                                                                                           VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
     20,588   BB&T CORPORATION                                                                                     $   784,609
     10,037   CHARTER ONE FINANCIAL INCORPORATED                                                                       313,355
    229,754   CITIGROUP INCORPORATED                                                                                11,377,418
      7,953   COMERICA INCORPORATED                                                                                    497,619
     26,039   FIFTH THIRD BANCORP                                                                                    1,757,112
     46,610   FLEETBOSTON FINANCIAL CORPORATION                                                                      1,631,350
      7,039   GOLDEN WEST FINANCIAL CORPORATION                                                                        446,977
     11,219   HUNTINGTON BANCSHARES INCORPORATED                                                                       221,014
     88,109   J P MORGAN CHASE & COMPANY                                                                             3,141,086
     18,911   KEYCORP                                                                                                  503,978
      4,780   MARSHALL & ILSLEY CORPORATION                                                                            297,507
     20,892   MELLON FINANCIAL CORPORATION                                                                             806,222
     27,123   NATIONAL CITY CORPORATION                                                                                834,303
      9,919   NORTHERN TRUST CORPORATION                                                                               596,231
     12,860   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                790,761
     10,156   REGIONS FINANCIAL CORPORATION                                                                            348,859
     15,474   SOUTHTRUST CORPORATION                                                                                   408,514
     14,499   STATE STREET CORPORATION                                                                                 802,955
     12,888   SUNTRUST BANKS INCORPORATED                                                                              860,016
     13,009   SYNOVUS FINANCIAL CORPORATION                                                                            396,514
      6,135   UNION PLANTERS CORPORATION                                                                               290,738
     85,228   US BANCORP                                                                                             1,923,596
     60,773   WACHOVIA CORPORATION                                                                                   2,253,463
     43,010   WASHINGTON MUTUAL INCORPORATED                                                                         1,424,921
     75,704   WELLS FARGO & COMPANY++                                                                                3,739,778
      4,097   ZIONS BANCORPORATION                                                                                     242,829

                                                                                                                    45,387,831
                                                                                                                   -----------
EATING & DRINKING PLACES - 0.49%

      5,228   DARDEN RESTAURANTS INCORPORATED                                                                          212,204
     57,405   MCDONALD'S CORPORATION                                                                                 1,592,989
      6,513   TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                  382,834
      4,670   WENDY'S INTERNATIONAL INCORPORATED                                                                       163,357

                                                                                                                     2,351,384
                                                                                                                   -----------
ELECTRIC, GAS & SANITARY SERVICES - 3.26%

     23,805   AES CORPORATION+                                                                                         214,245
      5,584   ALLEGHENY ENERGY INCORPORATED                                                                            230,898
      8,796   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    114,348
      6,146   AMEREN CORPORATION                                                                                       262,741
     14,390   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             663,235
     13,635   CALPINE CORPORATION+                                                                                     173,165
      7,425   CINERGY CORPORATION                                                                                      265,444
      5,939   CMS ENERGY CORPORATION                                                                                   134,400
      9,478   CONSOLIDATED EDISON INCORPORATED                                                                         397,223

SHARES        SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      7,311   CONSTELLATION ENERGY GROUP INCORPORATED                                                              $   225,544
     11,749   DOMINION RESOURCES INCORPORATED                                                                          765,565
      7,264   DTE ENERGY COMPANY                                                                                       330,512
     36,889   DUKE ENERGY CORPORATION                                                                                1,394,404
     15,661   DYNEGY INCORPORATED                                                                                      454,169
     14,550   EDISON INTERNATIONAL+                                                                                    243,713
     22,789   EL PASO CORPORATION                                                                                    1,003,400
      9,871   ENTERGY CORPORATION                                                                                      428,500
     14,330   EXELON CORPORATION                                                                                       759,060
     13,290   FIRSTENERGY CORPORATION                                                                                  459,568
      7,854   FPL GROUP INCORPORATED                                                                                   467,706
      6,211   KEYSPAN CORPORATION                                                                                      226,018
      5,519   KINDER MORGAN INCORPORATED                                                                               267,285
     17,896   MIRANT CORPORATION+                                                                                      258,597
      1,979   NICOR INCORPORATED                                                                                        90,143
      9,267   NISOURCE INCORPORATED                                                                                    212,678
      1,584   PEOPLES ENERGY CORPORATION                                                                                62,378
     17,324   PG & E CORPORATION+                                                                                      408,153
      3,780   PINNACLE WEST CAPITAL CORPORATION                                                                        171,423
      6,546   PPL CORPORATION                                                                                          259,287
      9,768   PROGRESS ENERGY INCORPORATED                                                                             488,791
      9,192   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             420,994
     13,315   RELIANT ENERGY INCORPORATED                                                                              343,394
      9,253   SEMPRA ENERGY                                                                                            232,713
     31,043   SOUTHERN COMPANY                                                                                         822,329
      6,237   TECO ENERGY INCORPORATED                                                                                 178,565
     11,839   TXU CORPORATION                                                                                          645,344
     28,036   WASTE MANAGEMENT INCORPORATED                                                                            763,981
     23,044   WILLIAMS COMPANIES INCORPORATED                                                                          542,917
     16,458   XCEL ENERGY INCORPORATED                                                                                 417,210

                                                                                                                    15,800,040
                                                                                                                   -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.79%

     35,450   ADC TELECOMMUNICATIONS INCORPORATED+                                                                     144,281
     15,176   ADVANCED MICRO DEVICES INCORPORATED+                                                                     223,239
     17,201   ALTERA CORPORATION+                                                                                      376,186
      8,732   AMERICAN POWER CONVERSION CORPORATION+                                                                   129,059
     16,293   ANALOG DEVICES INCORPORATED+                                                                             733,837
      3,651   ANDREW CORPORATION+                                                                                       61,081
     13,368   APPLIED MICRO CIRCUITS CORPORATION+                                                                      106,944
     11,715   BROADCOM CORPORATION+                                                                                    420,569
     14,680   CIENA CORPORATION+                                                                                       132,120
      8,317   COMVERSE TECHNOLOGY INCORPORATED+                                                                        105,376
     11,417   CONEXANT SYSTEMS INCORPORATED+                                                                           137,575
     18,788   EMERSON ELECTRIC COMPANY                                                                               1,078,243

SHARES        SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    443,700   GENERAL ELECTRIC COMPANY                                                                            $ 16,616,565
    299,741   INTEL CORPORATION                                                                                      9,115,124
     60,614   JDS UNIPHASE CORPORATION+                                                                                357,016
     14,172   LINEAR TECHNOLOGY CORPORATION                                                                            626,686
     16,383   LSI LOGIC CORPORATION+                                                                                   278,511
    152,864   LUCENT TECHNOLOGIES INCORPORATED                                                                         723,047
     14,551   MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                  810,636
      3,428   MAYTAG CORPORATION                                                                                       151,689
     26,804   MICRON TECHNOLOGY INCORPORATED+                                                                          881,852
      8,677   MOLEX INCORPORATED                                                                                       300,832
     99,396   MOTOROLA INCORPORATED                                                                                  1,411,423
      7,933   NATIONAL SEMICONDUCTOR CORPORATION+                                                                      267,263
     14,909   NETWORK APPLIANCE INCORPORATED+                                                                          303,845
    143,112   NORTEL NETWORKS CORPORATION                                                                              642,573
      6,400   NOVELLUS SYSTEMS INCORPORATED+                                                                           346,432
      6,456   NVIDIA CORPORATION+                                                                                      286,388
      7,372   PMC-SIERRA INCORPORATED+                                                                                 120,016
      3,521   POWER-ONE INCORPORATED+                                                                                   28,802
      4,150   QLOGIC CORPORATION+                                                                                      205,508
     34,259   QUALCOMM INCORPORATED+                                                                                 1,289,509
     23,350   SANMINA-SCI CORPORATION+                                                                                 274,363
      6,986   SCIENTIFIC-ATLANTA INCORPORATED                                                                          161,377
     18,309   TELLABS INCORPORATED+                                                                                    191,695
     77,536   TEXAS INSTRUMENTS INCORPORATED                                                                         2,566,442
      2,597   THOMAS & BETTS CORPORATION                                                                                54,953
      8,942   VITESSE SEMICONDUCTOR CORPORATION+                                                                        87,632
      2,985   WHIRLPOOL CORPORATION                                                                                    225,517
     14,983   XILINX INCORPORATED+                                                                                     597,222

                                                                                                                    42,571,428
                                                                                                                   -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.31%

      3,577   FLUOR CORPORATION                                                                                        145,905
     19,174   HALLIBURTON COMPANY                                                                                      327,300
      6,967   MOODY'S CORPORATION                                                                                      286,344
     16,735   PAYCHEX INCORPORATED                                                                                     664,380
      5,342   QUINTILES TRANSNATIONAL CORPORATION+                                                                      94,821

                                                                                                                     1,518,750
                                                                                                                   -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.71%

      2,447   BALL CORPORATION                                                                                         115,547
      4,179   COOPER INDUSTRIES INCORPORATED                                                                           175,309
      2,665   CRANE COMPANY                                                                                             72,861
      6,636   FORTUNE BRANDS INCORPORATED                                                                              327,619
     13,606   ILLINOIS TOOL WORKS INCORPORATED                                                                         984,394
     19,801   LOCKHEED MARTIN CORPORATION                                                                            1,140,142

SHARES        SECURITY NAME                                                                                           VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
     20,494   MASCO CORPORATION                                                                                     $  562,560
      2,586   SNAP-ON INCORPORATED                                                                                      88,053

                                                                                                                     3,466,485
                                                                                                                   -----------
FOOD & KINDRED PRODUCTS - 3.71%

      1,613   ADOLPH COORS COMPANY                                                                                     108,829
     39,489   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  2,061,326
     29,231   ARCHER-DANIELS-MIDLAND COMPANY                                                                           407,188
     18,295   CAMPBELL SOUP COMPANY                                                                                    490,306
    110,961   COCA-COLA COMPANY                                                                                      5,798,821
     19,861   COCA-COLA ENTERPRISES INCORPORATED                                                                       372,990
     23,990   CONAGRA FOODS INCORPORATED                                                                               581,758
     16,312   GENERAL MILLS INCORPORATED                                                                               796,841
     15,632   HEINZ (H J) COMPANY                                                                                      648,728
      4,845   HERCULES INCORPORATED+                                                                                    64,487
      6,056   HERSHEY FOODS CORPORATION                                                                                415,078
     18,152   KELLOGG COMPANY                                                                                          609,363
     12,741   PEPSI BOTTLING GROUP INCORPORATED                                                                        329,610
     78,132   PEPSICO INCORPORATED                                                                                   4,023,798
     35,074   SARA LEE CORPORATION                                                                                     728,136
     10,058   WM WRIGLEY JR COMPANY                                                                                    536,192

                                                                                                                    17,973,451
                                                                                                                   -----------
FOOD STORES - 0.39%

     18,145   ALBERTSON'S INCORPORATED                                                                                 601,325
     35,745   KROGER COMPANY+                                                                                          792,109
     17,074   STARBUCKS CORPORATION+                                                                                   394,922
      6,277   WINN-DIXIE STORES INCORPORATED                                                                           100,683

                                                                                                                     1,889,039
                                                                                                                   -----------
FORESTRY - 0.18%

      8,156   PLUM CREEK TIMBER COMPANY                                                                                242,315
      9,834   WEYERHAEUSER COMPANY                                                                                     618,165

                                                                                                                       860,480
                                                                                                                   -----------
FURNITURE & FIXTURES - 0.24%

      3,914   JOHNSON CONTROLS INCORPORATED                                                                            345,645
      8,774   LEGGETT & PLATT INCORPORATED                                                                             217,595
     11,919   NEWELL RUBBERMAID INCORPORATED                                                                           380,931
      8,195   ROCKWELL COLLINS INCORPORATED                                                                            206,678

                                                                                                                     1,150,849
                                                                                                                   -----------
GENERAL MERCHANDISE STORES - 3.48%

      5,107   BIG LOTS INCORPORATED                                                                                     71,753
      3,738   DILLARDS INCORPORATED CLASS A                                                                             89,189
     14,852   DOLLAR GENERAL CORPORATION                                                                               241,791

SHARES        SECURITY NAME                                                                                          VALUE
GENERAL MERCHANDISE STORES (continued)
      7,699   FAMILY DOLLAR STORES INCORPORATED                                                                    $   257,993
      8,560   FEDERATED DEPARTMENT STORES INCORPORATED+                                                                349,676
     11,781   J C PENNEY COMPANY INCORPORATED                                                                          243,985
     13,083   MAY DEPARTMENT STORES COMPANY                                                                            455,943
     14,406   SEARS ROEBUCK & COMPANY                                                                                  738,596
     40,316   TARGET CORPORATION                                                                                     1,738,426
     12,180   TJX COMPANIES INCORPORATED                                                                               487,322
    199,042   WAL-MART STORES INCORPORATED                                                                          12,199,284

                                                                                                                    16,873,958
                                                                                                                   -----------
HEALTH SERVICES - 0.53%

     23,000   HCA INCORPORATED                                                                                       1,013,840
     10,795   HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                               223,780
     17,519   HEALTHSOUTH CORPORATION+                                                                                 251,398
      4,572   MANOR CARE INCORPORATED+                                                                                 106,528
     14,534   TENET HEALTHCARE CORPORATION+                                                                            974,069

                                                                                                                     2,569,615
                                                                                                                   -----------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%

      2,755   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     42,840
                                                                                                                   -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.33%

     12,970   BED BATH & BEYOND INCORPORATED+                                                                          437,738
      9,453   BEST BUY COMPANY INCORPORATED+                                                                           748,678
      9,321   CIRCUIT CITY STORES - CIRCUIT CITY GROUP                                                                 168,151
      8,004   RADIOSHACK CORPORATION                                                                                   240,440

                                                                                                                     1,595,007
                                                                                                                   -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.22%

     16,492   HILTON HOTELS CORPORATION                                                                                235,836
     10,762   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              483,752
      8,831   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         332,134

                                                                                                                     1,051,722
                                                                                                                   -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.53%

     15,781   APPLE COMPUTER INCORPORATED+                                                                             373,536
     36,615   APPLIED MATERIALS INCORPORATED+                                                                        1,987,096
     14,999   BAKER HUGHES INCORPORATED                                                                                573,712
      3,566   BLACK & DECKER CORPORATION                                                                               165,962
     15,337   CATERPILLAR INCORPORATED                                                                                 871,908
    327,559   CISCO SYSTEMS INCORPORATED+                                                                            5,545,574
     76,096   COMPAQ COMPUTER CORPORATION                                                                              795,203
      1,844   CUMMINS INCORPORATED                                                                                      87,092
     10,613   DEERE & COMPANY                                                                                          483,422
    116,422   DELL COMPUTER CORPORATION+                                                                             3,039,778
      9,051   DOVER CORPORATION                                                                                        371,091

SHARES        SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      3,095   EATON CORPORATION                                                                                    $   250,633
     98,942   EMC CORPORATION+                                                                                       1,179,389
     14,468   GATEWAY INCORPORATED+                                                                                     91,438
     86,698   HEWLETT-PACKARD COMPANY                                                                                1,555,362
     76,929   IBM CORPORATION                                                                                        8,000,616
      7,502   INGERSOLL-RAND COMPANY CLASS A                                                                           375,250
      3,997   INTERNATIONAL GAME TECHNOLOGY+                                                                           249,093
      8,804   JABIL CIRCUIT INCORPORATED+                                                                              207,158
      5,805   LEXMARK INTERNATIONAL INCORPORATED+                                                                      331,930
     17,510   MINNESOTA MINING & MANUFACTURING COMPANY                                                               2,013,825
      5,455   PALL CORPORATION                                                                                         111,773
     25,790   PALM INCORPORATED+                                                                                       102,902
      5,232   PARKER-HANNIFIN CORPORATION                                                                              261,077
     10,890   PITNEY BOWES INCORPORATED                                                                                466,092
     36,646   SOLECTRON CORPORATION+                                                                                   285,839
      3,800   STANLEY WORKS                                                                                            175,750
     10,199   SYMBOL TECHNOLOGIES INCORPORATED                                                                         114,637
     21,114   UNITED TECHNOLOGIES CORPORATION                                                                        1,566,659

                                                                                                                    31,633,797
                                                                                                                   -----------
INSURANCE AGENTS, BROKERS & SERVICE - 0.39%

     12,023   AON CORPORATION                                                                                          420,805
      7,534   HUMANA INCORPORATED+                                                                                     101,935
     12,265   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                1,382,756

                                                                                                                     1,905,496
                                                                                                                   -----------
INSURANCE CARRIERS - 4.30%

     11,590   ACE LIMITED                                                                                              483,303
      6,463   AETNA INCORPORATED                                                                                       250,894
     23,319   AFLAC INCORPORATED                                                                                       687,911
     31,842   ALLSTATE CORPORATION                                                                                   1,202,672
      4,713   AMBAC FINANCIAL GROUP INCORPORATED                                                                       278,397
    116,667   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              8,416,357
      7,582   CHUBB CORPORATION                                                                                        554,244
      6,459   CIGNA CORPORATION                                                                                        654,878
      7,213   CINCINNATI FINANCIAL CORPORATION                                                                         314,920
     15,395   CONSECO INCORPORATED+                                                                                     55,730
     10,949   HARTFORD FINANCIAL SERVICES GROUP                                                                        745,846
      6,719   JEFFERSON-PILOT CORPORATION                                                                              336,488
     13,338   JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                                                             509,378
      8,460   LINCOLN NATIONAL CORPORATION                                                                             429,176
      8,552   LOEWS CORPORATION                                                                                        500,976
      6,628   MBIA INCORPORATED                                                                                        362,485
     32,367   METLIFE INCORPORATED                                                                                   1,019,561
      4,787   MGIC INVESTMENT CORPORATION                                                                              327,574

SHARES        SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
      3,274   PROGRESSIVE CORPORATION                                                                              $   545,514
      5,705   SAFECO CORPORATION                                                                                       182,788
      9,262   ST PAUL COMPANIES INCORPORATED                                                                           424,663
      5,545   TORCHMARK CORPORATION                                                                                    223,408
     13,923   UNITEDHEALTH GROUP INCORPORATED                                                                        1,063,996
     10,810   UNUMPROVIDENT CORPORATION                                                                                301,923
      6,450   WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                  410,672
      5,925   XL CAPITAL LIMITED CLASS A                                                                               553,099

                                                                                                                    20,836,853
                                                                                                                   -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%

     10,261   GEORGIA-PACIFIC CORPORATION                                                                              307,317
      4,665   LOUISIANA-PACIFIC CORPORATION                                                                             50,102

                                                                                                                       357,419
                                                                                                                   -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.50%

     20,707   AGILENT TECHNOLOGIES INCORPORATED+                                                                       723,917
      5,845   ALLERGAN INCORPORATED                                                                                    377,879
      9,493   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             212,169
      2,282   BARD (C R) INCORPORATED                                                                                  134,752
      2,394   BAUSCH & LOMB INCORPORATED                                                                               106,701
     26,364   BAXTER INTERNATIONAL INCORPORATED                                                                      1,569,185
     11,551   BECTON DICKINSON & COMPANY                                                                               435,704
     12,059   BIOMET INCORPORATED                                                                                      326,317
     18,012   BOSTON SCIENTIFIC CORPORATION+                                                                           451,921
      6,650   DANAHER CORPORATION                                                                                      472,283
     13,038   EASTMAN KODAK COMPANY                                                                                    406,394
     13,608   GUIDANT CORPORATION+                                                                                     589,499
      8,354   KLA-TENCOR CORPORATION+                                                                                  555,541
     54,064   MEDTRONIC INCORPORATED                                                                                 2,444,233
      2,132   MILLIPORE CORPORATION                                                                                     94,320
      5,483   PERKINELMER INCORPORATED                                                                                 101,436
     17,458   RAYTHEON COMPANY                                                                                         716,651
      8,236   ROCKWELL AUTOMATION INCORPORATED                                                                         165,214
      3,888   ST JUDE MEDICAL INCORPORATED+                                                                            299,959
      8,780   STRYKER CORPORATION                                                                                      529,697
      4,109   TEKTRONIX INCORPORATED+                                                                                   97,219
      8,065   TERADYNE INCORPORATED+                                                                                   318,003
      7,940   THERMO ELECTRON CORPORATION+                                                                             164,596
      5,841   WATERS CORPORATION+                                                                                      163,373
     32,153   XEROX CORPORATION                                                                                        345,645
      8,655   ZIMMER HOLDINGS INCORPORATED+                                                                            294,703

                                                                                                                    12,097,311
                                                                                                                   -----------

SHARES        SECURITY NAME                                                                                            VALUE
   METAL MINING - 0.32%

     23,937   BARRICK GOLD CORPORATION                                                                             $   444,271
      6,429   FREEPORT-MCMORAN COOPER & GOLD INCORPORATED CLASS B+                                                     113,279
      8,138   INCO LIMITED+                                                                                            159,261
     17,494   NEWMONT MINING CORPORATION                                                                               484,409
      3,515   PHELPS DODGE CORPORATION                                                                                 147,982
     14,665   PLACER DOME INCORPORATED                                                                                 179,646

                                                                                                                     1,528,848
                                                                                                                   -----------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%

      4,524   VULCAN MATERIALS COMPANY                                                                                 215,071
                                                                                                                   -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%

      7,715   HASBRO INCORPORATED                                                                                      122,051
     19,276   MATTEL INCORPORATED                                                                                      401,712
      6,471   TIFFANY & COMPANY                                                                                        230,044
     89,152   TYCO INTERNATIONAL LIMITED                                                                             2,881,393

                                                                                                                     3,635,200
                                                                                                                   -----------
MISCELLANEOUS RETAIL - 0.83%

     20,204   COSTCO WHOLESALE CORPORATION+                                                                            804,523
     17,451   CVS CORPORATION                                                                                          599,093
     13,709   OFFICE DEPOT INCORPORATED+                                                                               272,124
     20,615   STAPLES INCORPORATED+                                                                                    411,682
      8,785   TOYS R US INCORPORATED+                                                                                  157,779
     45,633   WALGREEN COMPANY                                                                                       1,788,357

                                                                                                                     4,033,558
                                                                                                                   -----------
MOTION PICTURES - 0.43%

     91,072   WALT DISNEY COMPANY                                                                                    2,101,942
                                                                                                                   -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.53%

     59,583   AMERICAN EXPRESS COMPANY                                                                               2,440,520
      9,596   CAPITAL ONE FINANCIAL CORPORATION                                                                        612,705
      5,480   COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                               245,230
     31,043   FHLMC                                                                                                  1,967,195
     44,613   FNMA                                                                                                   3,563,686
     20,440   HOUSEHOLD INTERNATIONAL INCORPORATED                                                                   1,160,992
     38,038   MBNA CORPORATION                                                                                       1,467,126
     12,692   PROVIDIAN FINANCIAL CORPORATION                                                                           95,825
      7,001   USA EDUCATION INCORPORATED                                                                               684,698

                                                                                                                    12,237,977
                                                                                                                   -----------
OIL & GAS EXTRACTION - 1.08%

     11,109   ANADARKO PETROLEUM CORPORATION                                                                           626,992
      6,122   APACHE CORPORATION                                                                                       348,219
      8,971   BURLINGTON RESOURCES INCORPORATED                                                                        359,647
      6,940   DEVON ENERGY CORPORATION                                                                                 334,994

SHARES        SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (continued)
      5,157   EOG RESOURCES INCORPORATED                                                                           $   209,168
      4,474   KERR-MCGEE CORPORATION                                                                                   281,191
      6,291   NABORS INDUSTRIES INCORPORATED+                                                                          265,795
      5,898   NOBLE DRILLING CORPORATION+                                                                              244,118
     16,684   OCCIDENTAL PETROLEUM CORPORATION                                                                         486,339
      4,186   ROWAN COMPANIES INCORPORATED+                                                                             96,445
     25,733   SCHLUMBERGER LIMITED                                                                                   1,513,615
     14,236   TRANSOCEAN SEDCO FOREX INCORPORATED                                                                      473,062

                                                                                                                     5,239,585
                                                                                                                   -----------
PAPER & ALLIED PRODUCTS - 0.67%

      2,358   BEMIS COMPANY INCORPORATED                                                                               128,157
      2,592   BOISE CASCADE CORPORATION                                                                                 93,934
     21,523   INTERNATIONAL PAPER COMPANY                                                                              925,704
     23,452   KIMBERLY-CLARK CORPORATION                                                                             1,516,172
      8,870   MEADWESTVACO CORPORATION                                                                                 294,041
      7,114   PACTIV CORPORATION+                                                                                      142,422
      2,205   TEMPLE-INLAND INCORPORATED                                                                               125,068

                                                                                                                     3,225,498
                                                                                                                   -----------
PERSONAL SERVICES - 0.15%

      7,581   CINTAS CORPORATION                                                                                       377,989
      8,159   H&R BLOCK INCORPORATED                                                                                   362,668

                                                                                                                       740,657
                                                                                                                   -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.40%

      3,961   AMERADA HESS CORPORATION                                                                                 314,345
      3,096   ASHLAND INCORPORATED                                                                                     140,899
     47,640   CHEVRONTEXACO CORPORATION                                                                              4,300,463
     27,950   CONOCO INCORPORATED                                                                                      815,581
    305,481   EXXON MOBIL CORPORATION                                                                               13,389,232
     13,817   MARATHON OIL CORPORATION                                                                                 397,930
     17,027   PHILLIPS PETROLEUM COMPANY                                                                             1,069,296
     94,852   ROYAL DUTCH PETROLEUM COMPANY NY SHARES                                                                5,152,361
      3,378   SUNOCO INCORPORATED                                                                                      135,154
     10,896   UNOCAL CORPORATION                                                                                       424,399

                                                                                                                    26,139,660
                                                                                                                   -----------
PRIMARY METAL INDUSTRIES - 0.53%

     14,332   ALCAN INCORPORATED                                                                                       567,977
     37,851   ALCOA INCORPORATED                                                                                     1,428,497
      3,584   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       59,279
      5,796   ENGELHARD CORPORATION                                                                                    179,850
      3,474   NUCOR CORPORATION                                                                                        223,170
      3,983   UNITED STATES STEEL CORPORATION                                                                           72,291
      3,814   WORTHINGTON INDUSTRIES INCORPORATED                                                                       58,583

                                                                                                                     2,589,647
                                                                                                                   -----------

SHARES        SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.45%

      2,847   AMERICAN GREETINGS CORPORATION                                                                       $    51,673
      3,768   DOW JONES & COMPANY INCORPORATED                                                                         219,373
     11,828   GANNETT COMPANY INCORPORATED                                                                             900,111
      3,755   KNIGHT-RIDDER INCORPORATED                                                                               257,931
      8,638   MCGRAW-HILL COMPANIES INCORPORATED                                                                       589,544
      2,204   MEREDITH CORPORATION                                                                                      93,692
      6,734   NEW YORK TIMES COMPANY CLASS A                                                                           322,289
      5,044   RR DONNELLEY & SONS COMPANY                                                                              156,868
     13,303   TRIBUNE COMPANY                                                                                          604,754
     79,193   VIACOM INCORPORATED CLASS B+                                                                           3,830,565

                                                                                                                     7,026,800
                                                                                                                   -----------
RAILROAD TRANSPORTATION - 0.41%

     17,160   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 517,889
      9,552   CSX CORPORATION                                                                                          364,027
     17,262   NORFOLK SOUTHERN CORPORATION                                                                             413,252
     11,093   UNION PACIFIC CORPORATION                                                                                689,319

                                                                                                                     1,984,487
                                                                                                                   -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.26%

      3,241   COOPER TIRE & RUBBER COMPANY                                                                              70,168
      7,285   GOODYEAR TIRE & RUBBER COMPANY                                                                           186,277
     11,969   NIKE INCORPORATED CLASS B                                                                                718,260
      2,630   REEBOK INTERNATIONAL LIMITED+                                                                             71,089
      3,739   SEALED AIR CORPORATION+                                                                                  176,032
      2,596   TUPPERWARE CORPORATION                                                                                    59,059

                                                                                                                     1,280,885
                                                                                                                   -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.58%

      4,459   BEAR STEARNS COMPANIES INCORPORATED                                                                      279,802
     61,031   CHARLES SCHWAB CORPORATION                                                                               798,896
     11,673   FRANKLIN RESOURCES INCORPORATED                                                                          489,332
     10,907   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    705,028
     37,607   MERRILL LYNCH & COMPANY INCORPORATED                                                                   2,082,676
     49,195   MORGAN STANLEY DEAN WITTER & COMPANY                                                                   2,819,365
      9,884   STILWELL FINANCIAL INCORPORATED                                                                          242,059
      5,508   T ROWE PRICE GROUP INCORPORATED                                                                          214,426

                                                                                                                     7,631,584
                                                                                                                   -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.07%

     42,198   CORNING INCORPORATED                                                                                     321,549
                                                                                                                   -----------
TOBACCO PRODUCTS - 1.11%

     96,759   PHILIP MORRIS COMPANIES INCORPORATED                                                                   5,096,297
      7,518   UST INCORPORATED                                                                                         292,676

                                                                                                                     5,388,973
                                                                                                                   -----------

SHARES        SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR - 0.38%

      6,914   AMR CORPORATION+                                                                                     $   182,599
      5,504   DELTA AIRLINES INCORPORATED                                                                              180,091
     13,323   FEDEX CORPORATION+                                                                                       774,066
     34,242   SOUTHWEST AIRLINES COMPANY                                                                               662,583
      3,042   US AIRWAYS GROUP INCORPORATED+                                                                            19,621

                                                                                                                     1,818,960
                                                                                                                   -----------
TRANSPORTATION EQUIPMENT - 2.16%

     37,400   BOEING COMPANY                                                                                         1,804,550
      3,918   BRUNSWICK CORPORATION                                                                                    107,040
      6,635   DANA CORPORATION                                                                                         142,453
     25,019   DELPHI CORPORATION                                                                                       400,054
     80,869   FORD MOTOR COMPANY                                                                                     1,333,530
      9,011   GENERAL DYNAMICS CORPORATION                                                                             846,583
     24,807   GENERAL MOTORS CORPORATION                                                                             1,499,583
      7,762   GENUINE PARTS COMPANY                                                                                    285,409
      4,542   GOODRICH CORPORATION                                                                                     143,709
     13,519   HARLEY-DAVIDSON INCORPORATED                                                                             745,302
     36,315   HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,389,775
      3,948   ITT INDUSTRIES INCORPORATED                                                                              248,882
      2,676   NAVISTAR INTERNATIONAL CORPORATION+                                                                      118,547
      4,926   NORTHROP GRUMMAN CORPORATION                                                                             556,884
      3,427   PACCAR INCORPORATED                                                                                      250,891
      6,308   TEXTRON INCORPORATED                                                                                     322,339
      5,643   TRW INCORPORATED                                                                                         290,445

                                                                                                                    10,485,976
                                                                                                                   -----------
TRANSPORTATION SERVICES - 0.06%

      6,013   SABRE HOLDINGS CORPORATION+                                                                              280,867
                                                                                                                   -----------
WATER TRANSPORTATION - 0.18%

     26,186   CARNIVAL CORPORATION                                                                                     854,973
                                                                                                                   -----------
WHOLESALE TRADE-DURABLE GOODS - 1.91%

      4,178   GRAINGER (W W) INCORPORATED                                                                              234,929
    136,984   JOHNSON & JOHNSON                                                                                      8,897,111
      5,822   VISTEON CORPORATION                                                                                       96,354

                                                                                                                     9,228,394
                                                                                                                   -----------
WHOLESALE TRADE-NONDURABLE GOODS - 1.23%

      4,641   AMERISOURCEBERGEN CORPORATION                                                                            316,980
      3,050   BROWN-FORMAN CORPORATION                                                                                 221,918
     20,074   CARDINAL HEALTH INCORPORATED                                                                           1,423,046
     12,837   MCKESSON CORPORATION                                                                                     480,489
     22,414   SAFEWAY INCORPORATED+                                                                                  1,009,078
      5,913   SUPERVALU INCORPORATED                                                                                   152,555

SHARES        SECURITY NAME                                                                                           VALUE
   WHOLESALE TRADE-NONDURABLE GOODS (continued)
     29,704   SYSCO CORPORATION                                                                                   $    885,773
     25,525   UNILEVER NV NY SHARES                                                                                  1,449,820

                                                                                                                     5,939,659
                                                                                                                  ------------
Total Common Stock (Cost $245,637,582)                                                                             468,101,855
                                                                                                                  ------------


REAL ESTATE INVESTMENT TRUST - 0.19%

     18,503 EQUITY OFFICE PROPERTIES TRUST                                                                             554,905
     12,093 EQUITY RESIDENTIAL PROPERTIES TRUST                                                                        347,554

Total Real Estate Investment Trust (Cost $917,510)                                                                     902,459
                                                                                                                  ------------

                                                                                              INTEREST  MATURITY
PRINCIPAL                                                                                        RATE     DATE
SHORT-TERM INVESTMENTS - 3.19%

REPURCHASE AGREEMENTS - 3.00%

$14,542,670 GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES   1.94%    4/1/02    14,542,670
                                                                                                                  ------------

RIGHTS - 0.00%

     12,100 SEAGATE                                                                                                          0
                                                                                                                  ------------
SAILS - 0.00%

          1 NISOURCE INCORPORATED                                                                                            3
                                                                                                                  ------------
US TREASURY BILLS - 0.19%

    930,000 US TREASURY BILLS#                                                                   1.99%@  8/29/02       922,483
                                                                                                                  ------------

Total Short-Term Investments (Cost $15,465,116)                                                                     15,465,156
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES

(COST $262,020,208)*                           100.01%                                                            $484,469,470
OTHER ASSETS AND LIABILITIES, NET               (0.01)                                                                 (69,899)
                                               ------                                                             ------------
Total Net Assets                               100.00%                                                            $484,399,571
                                               ======                                                             ============


+  NON-INCOME EARNING SECURITIES.
@ YIELD TO MATURITY.
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $934,603.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $274,355,075
   GROSS UNREALIZED DEPRECIATION                                  (51,905,813)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $222,449,262

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OTC GROWTH FUND
-------------------------------------------------------------------------------


SHARES    SECURITY NAME                                                                                                VALUE

COMMON STOCK - 98.85%

BUSINESS SERVICES - 37.01%

    8,800 ACTIVISION INCORPORATED+                                                                                  $  262,504
   10,000 ATI TECHNOLOGIES INCORPORATED+                                                                               134,000
    5,400 BEA SYSTEMS INCORPORATED+                                                                                     74,034
    7,300 CERNER CORPORATION+                                                                                          348,283
    8,350 CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                                   253,840
    9,000 COMPUWARE CORPORATION+                                                                                       116,190
   15,600 CONCORD EFS INCORPORATED+                                                                                    518,700
    8,500 EBAY INCORPORATED+                                                                                           481,440
    4,200 ELECTRONIC ARTS INCORPORATED+                                                                                255,360
    9,750 FISERV INCORPORATED+                                                                                         448,403
    9,400 INTUIT INCORPORATED+                                                                                         360,584
    3,800 KRONOS INCORPORATED+                                                                                         178,524
    1,300 MERCURY INTERACTIVE CORPORATION+                                                                              48,945
   39,650 MICROSOFT CORPORATION+                                                                                     2,391,292
   35,500 ORACLE CORPORATION+                                                                                          454,400
    2,300 OVERTURE SERVICES INCORPORATED+                                                                               64,216
   11,500 PEOPLESOFT INCORPORATED+                                                                                     420,095
   13,100 SIEBEL SYSTEMS INCORPORATED+                                                                                 427,191
   19,000 SUN MICROSYSTEMS INCORPORATED+                                                                               167,580
    7,600 SYMANTEC CORPORATION+                                                                                        313,196
    2,100 THQ INCORPORATED+                                                                                            103,110
    4,600 VERISIGN INCORPORATED+                                                                                       124,200
    7,700 VERITAS SOFTWARE CORPORATION+                                                                                337,490

                                                                                                                     8,283,577
                                                                                                                    ----------
CHEMICALS & ALLIED PRODUCTS - 10.92%

   11,000 AMGEN INCORPORATED+                                                                                          656,480
    8,500 CHIRON CORPORATION+                                                                                          390,065
    4,500 GENZYME CORPORATION+                                                                                         196,515
    6,900 IDEC PHARMACEUTICALS CORPORATION+                                                                            443,670
   12,500 IMMUNEX CORPORATION+                                                                                         378,250
    7,300 NBTY INCORPORATED+                                                                                           124,538
    3,900 SICOR INCORPORATED+                                                                                           66,612
    6,600 TARO PHARMACEUTICAL INDUSTRIES LIMITED+                                                                      187,110

                                                                                                                     2,443,240
                                                                                                                    ----------
COMMUNICATIONS - 2.00%

    2,100 COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+                                                              80,325
    8,400 NEXTEL PARTNERS INCORPORATED+                                                                                 50,567
   10,000 USA NETWORKS INCORPORATED+                                                                                   317,700

                                                                                                                       448,592
                                                                                                                    ----------
EDUCATIONAL SERVICES - 1.63%

    3,900 APOLLO GROUP INCORPORATED+                                                                                   208,845
    3,100 CORINTHIAN COLLEGES INCORPORATED+                                                                            156,705

                                                                                                                       365,550
                                                                                                                    ----------


SHARES    SECURITY NAME                                                                                                VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 21.26%
    5,500 ECHOSTAR COMMUNICATIONS CORPORATION+                                                                      $  155,760
    4,000 HARMONIC INCORPORATED+                                                                                        46,400
   49,000 INTEL CORPORATION                                                                                          1,490,090
    3,900 INTERSIL CORPORATION+                                                                                        110,565
    9,000 LINEAR TECHNOLOGY CORPORATION                                                                                397,980
    9,500 MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                      529,245
    9,000 NETWORK APPLIANCE INCORPORATED+                                                                              183,420
    8,500 NVIDIA CORPORATION+                                                                                          377,060
    3,400 QLOGIC CORPORATION+                                                                                          168,368
   16,600 QUALCOMM INCORPORATED+                                                                                       624,824
    6,200 SEMTECH CORPORATION+                                                                                         226,300
   11,300 XILINX INCORPORATED+                                                                                         450,418

                                                                                                                     4,760,430
                                                                                                                    ----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.51%

    1,700 CEPHALON INCORPORATED+                                                                                       107,100
    2,600 CORPORATE EXECUTIVE BOARD COMPANY+                                                                            97,529
    3,800 PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                             132,430

                                                                                                                       337,059
                                                                                                                    ----------
FOOD STORES - 1.66%

   16,100 STARBUCKS CORPORATION+                                                                                       372,393
                                                                                                                    ----------

HEALTH SERVICES - 0.51%

    2,000 EXPRESS SCRIPTS INCORPORATED+                                                                                115,180
                                                                                                                    ----------

HOLDING & OTHER INVESTMENT OFFICES - 1.26%

    7,800 NASDAQ-100 SHARES+                                                                                           281,502
                                                                                                                    ----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.11%

   14,000 BED BATH & BEYOND INCORPORATED+                                                                              472,500
                                                                                                                    ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.70%

   12,500 APPLE COMPUTER INCORPORATED+                                                                                 295,875
   59,000 CISCO SYSTEMS INCORPORATED+                                                                                  998,870
   25,000 DELL COMPUTER CORPORATION+                                                                                   652,750

                                                                                                                     1,947,495
                                                                                                                    ----------
INSURANCE CARRIERS - 0.62%

    3,300 OXFORD HEALTH PLANS INCORPORATED+                                                                            137,907
                                                                                                                    ----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.70%

   10,575 BIOMET INCORPORATED                                                                                          286,160
    8,500 KLA-TENCOR CORPORATION+                                                                                      565,250
    7,900 POLYMEDICA CORPORATION+                                                                                      201,055

                                                                                                                     1,052,465
                                                                                                                    ----------


SHARES    SECURITY NAME                                                                                                VALUE

MISCELLANEOUS RETAIL - 1.63%

    9,800 AMAZON.COM INCORPORATED+                                                                                  $  140,140
   11,200 STAPLES INCORPORATED+                                                                                        223,664

                                                                                                                       363,804
                                                                                                                    ----------
TRANSPORTATION SERVICES - 0.66%

    2,100 EXPEDIA INCORPORATED+                                                                                        146,664
                                                                                                                    ----------

WHOLESALE TRADE-DURABLE GOODS - 1.06%

    2,500 CYTYC CORPORATION+                                                                                            67,300
    3,700 TECH DATA CORPORATION+                                                                                       169,793

                                                                                                                       237,093
                                                                                                                    ----------
WHOLESALE TRADE-NONDURABLE GOODS - 1.61%

    4,300 ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                   43,430
    5,000 HENRY SCHEIN INCORPORATED+                                                                                   220,250
    3,700 PRIORITY HEALTHCARE CORPORATION+                                                                              96,238

                                                                                                                       359,918
                                                                                                                    ----------
Total Common Stock (Cost $25,504,129)                                                                               22,125,369
                                                                                                                    ----------




PRINCIPAL                                                                               INTEREST RATE  MATURITY DATE

SHORT-TERM INVESTMENTS - 1.19%

REPURCHASE AGREEMENTS - 1.19%

 $265,909 GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
  SECURITIES                                                                                1.93%        4/1/02        265,909
                                                                                                                   -----------
Total Short-Term Investments (Cost $265,909)                                                                           265,909
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES

(COST $25,770,038)*                            100.04%                                                             $22,391,278
OTHER ASSETS AND LIABILITIES, NET               (0.04)                                                                  (8,204)
                                               -------                                                             -----------
Total Net Assets                               100.00%                                                             $22,383,074
                                               =======                                                             ===========


+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:


   GROSS UNREALIZED APPRECIATION                                  $ 2,095,735
   GROSS UNREALIZED DEPRECIATION                                   (5,474,495)
                                                                  -----------
   NET UNREALIZED DEPRECIATION                                    $(3,378,760)

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                 STATEMENTS OF ASSETS & LIABILITIES-- MARCH 31, 2002 (UNAUDITED)

                                                                                                    EQUITY             OTC
                                                                                                    INDEX            GROWTH
------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:

   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                                               $484,469,470     $ 22,391,278
   CASH                                                                                                50,289           50,000
   COLLATERAL FOR SECURITY LOANED                                                                  65,164,057        3,740,512
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                                        517,249               57
   RECEIVABLE FOR FUND SHARES ISSUED                                                                  423,733                0
   VARIATION MARGIN ON FUTURES CONTRACTS                                                               61,350                0
   PREPAID EXPENSES AND OTHER ASSETS                                                                        0            2,109
                                                                                                 ------------     ------------
TOTAL ASSETS                                                                                      550,686,148       26,183,956
                                                                                                 ------------     ------------

LIABILITIES

   PAYABLE FOR SECURITIES LOANED                                                                   65,164,057        3,740,512
   DIVIDENDS PAYABLE                                                                                    1,570                0
   PAYABLE FOR FUND SHARES REDEEMED                                                                   638,862                0
   PAYABLE TO CUSTODIAN                                                                                 8,020                0
   PAYABLE FOR INVESTMENT ADVISOR AND AFFILIATES                                                      116,870                0
   PAYABLE TO OTHER RELATED PARTIES                                                                   329,869                0
   ACCRUED EXPENSES AND OTHER LIABILITIES                                                              27,329           60,370
                                                                                                 ------------     ------------
TOTAL LIABILITIES                                                                                  66,286,577        3,800,882
                                                                                                 ------------     ------------
TOTAL NET ASSETS                                                                                 $484,399,571     $ 22,383,074
                                                                                                 ------------     ------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                                               $251,111,331     $ 42,264,232
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                                       1,197,531         (124,521)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          9,899,672      (16,377,877)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
    OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                               222,449,262       (3,378,760)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                                             (258,225)               0
                                                                                                 ------------     ------------
TOTAL NET ASSETS                                                                                 $484,399,571     $ 22,383,074
                                                                                                 ============     ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                                             $404,995,077              N/A
SHARES OUTSTANDING - CLASS A                                                                        7,593,069              N/A
NET ASSET VALUE PER SHARE - CLASS A                                                              $      53.34              N/A
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                                                   $      56.59              N/A
NET ASSETS - CLASS B                                                                             $ 79,065,987              N/A
SHARES OUTSTANDING - CLASS B                                                                        1,488,014              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                                           $      53.14              N/A
NET ASSETS - CLASS C                                                                                      N/A              N/A
SHARES OUTSTANDING - CLASS C                                                                              N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                                                    N/A              N/A
NET ASSETS - INSTITUTIONAL CLASS                                                                          N/A              N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                                                  N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS                                        N/A              N/A
NET ASSETS - CLASS O                                                                                  338,507       22,383,074
SHARES OUTSTANDING - CLASS O                                                                            6,287        5,505,308
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                                            $     53.84     $       4.07
                                                                                                 ------------     ------------
INVESTMENTS AT COST (NOTE 3)                                                                      262,020,208       25,770,038
                                                                                                 ============     ============
SECURITIES ON LOAN AT MARKET VALUE                                                               $ 63,241,942     $  3,829,776


(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS-- FOR THE PERIOD ENDED MARCH 31, 2002 (UNAUDITED)

                                                                                                     EQUITY               OTC
                                                                                                     INDEX              GROWTH
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS                                                                                      $ 3,184,202        $   3,625
   INTEREST                                                                                           214,978            3,054
   SECURITIES LENDING INCOME                                                                           53,035           14,786
                                                                                                  -----------        ---------
TOTAL INVESTMENT INCOME (LOSS)                                                                      3,452,215           21,465
                                                                                                  -----------        ---------
EXPENSES

   ADVISORY FEES                                                                                      600,211           73,055
   ADMINISTRATION FEES                                                                                360,127           16,859
   CUSTODY FEES                                                                                        48,017            2,248
   SHAREHOLDER SERVICING FEES                                                                         600,131           28,098
   PORTFOLIO ACCOUNTING FEES                                                                           53,633           26,238
   TRANSFER AGENT
    CLASS A                                                                                           618,295                0
    CLASS B                                                                                           183,586                0
    CLASS O                                                                                             9,693            4,177
   DISTRIBUTION FEES
    CLASS B                                                                                           287,965                0
   LEGAL AND AUDIT FEES                                                                                30,231           23,122
   REGISTRATION FEES                                                                                    8,417           17,672
   DIRECTORS' FEES                                                                                      2,570            2,570
   SHAREHOLDER REPORTS                                                                                 27,139           11,045
   OTHER                                                                                               13,461            6,501
                                                                                                  -----------        ---------
TOTAL EXPENSES                                                                                      2,843,476          211,585
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES                                                               (945,496)         (65,599)
   NET EXPENSES                                                                                     1,897,980          145,986
                                                                                                  -----------        ---------
NET INVESTMENT INCOME (LOSS)                                                                        1,554,235         (124,521)
                                                                                                  -----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) FROM:

    SECURITIES                                                                                      4,216,639       (4,723,873)
    FINANCIAL FUTURES TRANSACTIONS                                                                  4,141,248                0
    NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                       8,357,887       (4,723,873)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                                      39,778,863        8,933,814
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                        (2,032,350)               0
                                                                                                  -----------        ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                                37,746,513        8,933,814
                                                                                                  -----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                             46,104,400        4,209,941
                                                                                                  -----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $47,658,635      $ 4,085,420
                                                                                                  ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                         EQUITY INDEX                         OTC GROWTH
                                                            ----------------------------------   ---------------------------------
                                                               (UNAUDITED)                        (UNAUDITED)
                                                                   FOR THE             FOR THE         FOR THE             FOR THE
                                                              PERIOD ENDED          YEAR ENDED    PERIOD ENDED          YEAR ENDED
                                                            MARCH 31, 2002  SEPTEMBER 30, 2001  MARCH 31, 2002  SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   BEGINNING NET ASSETS                                       $454,210,388    $ 702,470,847       $17,575,125     $ 28,545,481
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                  1,554,235        3,226,247          (124,521)        (268,696)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS                                8,357,887       53,370,706        (4,723,873)     (11,654,004)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS AND TRANSLATION OF ASSETS AND LIABILITIES
    IN FOREIGN CURRENCIES                                       37,746,513     (234,756,822)        8,933,814      (12,169,179)
                                                              ------------    -------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    47,658,635     (178,159,869)        4,085,420      (24,091,879)
                                                              ------------    -------------       -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A                                                     (3,331,999)      (2,681,679)              N/A              N/A
    CLASS B                                                        (23,316)               0               N/A              N/A
    CLASS O                                                         (3,279)          (6,279)                0                0
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A                                                    (43,346,384)     (64,437,359)              N/A              N/A
    CLASS B                                                     (8,209,615)     (10,874,638)              N/A              N/A
    CLASS O                                                        (34,229)         (86,933)                0         (193,533)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                          10,814,209       23,640,613               N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                          46,154,563       66,501,043               N/A              N/A
   COST OF SHARES REDEEMED - CLASS A                           (28,064,884)     (86,362,509)              N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                    28,903,888        3,779,147               N/A              N/A
   PROCEEDS FROM SHARES SOLD - CLASS B                           7,044,864       18,380,172               N/A              N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                           7,879,399       10,441,896               N/A              N/A
   COST OF SHARES REDEEMED - CLASS B                            (6,395,258)     (15,574,287)              N/A              N/A
                                                              ------------    -------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                     8,529,005       13,247,781               N/A              N/A
                                                              ------------    -------------       -----------     ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                              45,011          388,255         1,480,315       15,557,619
   REINVESTMENT OF DIVIDENDS - CLASS O                              37,368           92,951                 0          193,513
   COST OF SHARES REDEEMED - CLASS O                               (35,902)      (9,521,836)         (757,786)      (2,436,076)
                                                              ------------    -------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        46,477       (9,040,630)          722,529       13,315,056
                                                              ------------    -------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                           30,189,183     (248,260,459)        4,807,949      (10,970,356)
                                                              ============    =============       ===========     ============
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
    ENDING NET ASSETS                                         $484,399,571    $ 454,210,388       $22,383,074     $ 17,575,125
                                                              ------------    -------------       -----------     ------------
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A                                          198,001          347,517               N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A           198,001          936,512               N/A              N/A
    SHARES REDEEMED - CLASS A                                     (514,514)      (1,278,744)              N/A              N/A
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A        (118,512)           5,285               N/A              N/A
    SHARES SOLD - CLASS B                                          129,380          275,863               N/A              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B           146,819          147,568               N/A              N/A
    SHARES REDEEMED - CLASS B                                     (116,843)        (241,350)              N/A              N/A
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B         159,356          182,081               N/A              N/A
    SHARES SOLD - CLASS O                                              827            5,775           388,594        2,894,501
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O               684            1,278                 0           23,891
    SHARES REDEEMED - CLASS O                                         (665)        (118,524)         (174,002)        (459,997)
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O             846         (111,471)          214,592        2,458,395
                                                              ------------    -------------       -----------     ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME          $ 1,197,531     $  3,001,890        $ (124,521)            $  0
                                                              ============    =============       ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

STOCK FUNDS                                   FINANCIAL HIGHLIGHTS (UNAUDITED)
------------------------------------------------------------------------------

                                                                                                       NET REALIZED
                                                                              BEGINNING         NET             AND  DIVIDENDS
                                                                              NET ASSET  INVESTMENT      UNREALIZED   FROM NET
                                                                              VALUE PER      INCOME  GAIN (LOSS) ON INVESTMENT
                                                                                  SHARE      (LOSS)     INVESTMENTS     INCOME
------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX

CLASS O
OCTOBER, 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                                  $54.77        0.26            5.66      (0.54)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                           $85.62        3.03          (23.72)     (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                           $78.73       (0.35)          10.45       0.00
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999                                       $78.00        0.44            0.45      (0.16)

OTC GROWTH
------------------------------------------------------------------------------------------------------------------------------
CLASS O
OCTOBER, 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                                  $ 3.32       (0.02)           0.77       0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                           $10.08       (0.05)          (6.65)      0.00
AUGUST 2, 2000(4) TO SEPTEMBER 30, 2000                                         $10.00       (0.01)           0.09       0.00

NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3) Commencement of operations.

(4) The Portfolio in which the Fund invests had a different period of operations than the Fund.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                          DISTRIBUTIONS         ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               FROM NET      NET ASSET     ---------------------------------------------
                                               REALIZED      VALUE PER     NET INVESTMENT           NET            GROSS
                                                  GAINS          SHARE      INCOME (LOSS)      EXPENSES      EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX

CLASS O
OCTOBER, 1, 2001 TO MARCH 31, 2002 (UNAUDITED)    (6.31)        $53.84               0.93%         0.50%           6.73%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001             (9.54)        $54.77               0.96%         0.50%           1.64%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000             (3.21)        $85.62               0.81%         0.50%           0.69%
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999          0.00         $78.73               0.00%         0.00%           0.00%

OTC GROWTH
------------------------------------------------------------------------------------------------------------------------
CLASS O
OCTOBER, 1, 2001 TO MARCH 31, 2002 (UNAUDITED)     0.00         $ 4.07              (1.11)%        1.30%            1.88%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001             (0.06)        $ 3.32              (6.87)%        1.30%            1.51%
AUGUST 2, 2000(4) TO SEPTEMBER 30, 2000            0.00         $10.08              (0.73)%        1.30%            1.62%

                                                    PORTFOLIO         NET ASSETS AT
                                                        TOTAL  TURNOVER       END OF PERIOD
                                                    RETURN(2)      RATE      (000'S OMITTED)
-------------------------------------------------------------------------------------------
EQUITY INDEX

CLASS O
OCTOBER, 1, 2001 TO MARCH 31, 2002 (UNAUDITED)         10.71%        1%              $  339
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                (26.88)%        4%              $  298
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                  12.87%        8%             $10,010
FEBRUARY 1, 1999(3) TO SEPTEMBER 30, 1999              27.22%        6%               $   0

OTC GROWTH
-------------------------------------------------------------------------------------------
CLASS O
OCTOBER, 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        (6.00)%    26.57%(5)          $22,383
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                (66.82)%       80%(5)          $17,575
AUGUST 2, 2000(4) TO SEPTEMBER 30, 2000                 0.80%        9%(5)          $28,545

STOCK FUNDS                                       NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Equity Index and OTC Growth Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.

     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares. The Equity Index Fund was reorganized from a series of Stagecoach Funds, Inc., the Stagecoach Equity Index Fund.

     The OTC Growth Fund commenced operations on August 3, 2000 as a Fund of the Trust.

     The Equity Index Fund offers Class A, Class B, and Class O shares. The OTC Growth Fund only offers Class O shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Dividend income is recognized on the ex-dividend date.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS

     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2002, the Equity Index Fund held the following long futures contracts:

                                                                                 NOTIONAL     NET UNREALIZED
             FUND               CONTRACTS           TYPE       EXPIRATION DATE CONTRACT VALUE  DEPRECIATION
        EQUITY INDEX FUND        52 Long     S & P 500 Index      June 2002    $14,939,600     $(258,225)

     The Equity Index Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a par value of $930,000.

SECURITY LOANS

     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the period ended March 31, 2002 was as follows:

      FUND                                                                   SECURITIES     COLLATERAL
      EQUITY INDEX FUND                                                      $63,241,942    $65,164,057
      OTC GROWTH FUND                                                          3,740,512      3,829,776

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income and distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2002.

     The following Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

      DATE               FUND                                   YEAR EXPIRES   CAPITAL LOSS CARRYFORWARDS
      9/30/01        OTC GROWTH                                      2009              $575,214

     For tax purposes, the OTC Growth Fund had current year deferred post-October capital loss of $10,796,406. This loss will be realized for tax purposes on the first day of the succeeding year.

3. ADVISORY FEES

      The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                                          % OF AVERAGE DAILY NET ASSETS
      EQUITY INDEX FUND                                                                0.25
      OTC GROWTH FUND                                                                  0.65

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-adviser to the Equity Index Fund. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million.

     Golden Capital Management, LLC ("Golden"), acts as sub-adviser to the OTC Growth Fund. Golden is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets up to $250 million, 0.23% for the next $250 million, and 0.20% of the Fund's average daily net assets in excess of $500 million.

     Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into a separate advisory contract on behalf of the predecessor Equity Index Fund with Wells Fargo Bank. Pursuant to the contract, Wells Fargo Bank had agreed to provide the Fund with daily portfolio management. Under the prior contract with the Fund, Wells Fargo Bannk was entitled to be paid a monthly advisory fee at the annual rate of 0.25% of the predecessor Equity Index Fund's average daily net assets.

4. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, Wells Fargo Bank served as Administrator for the predecessor Equity Index Fund at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.

5.  TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing transfer agency services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Funds for the period ended March 31, 2002 are disclosed on the Statement of Operations.

6. SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.20% of the average daily net assets of the Equity Index Fund Class O shares and 0.25% of the average daily net assets of the OTC Growth Fund Class O shares.

     The shareholder servicing fees paid on behalf of the Funds for the six months ended March 31, 2002 were as follows:

      FUND                                                                                    CLASS O
      EQUITY INDEX FUND                                                                         $320
      OTC GROWTH FUND                                                                         28,098

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into a contract on behalf of the predecessor Equity Index Fund with Wells Fargo Bank, whereby Wells Fargo Bank was responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, Wells Fargo Bank was entitled to a monthly base fee from the Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.

     The Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2002, were waived by Funds Management.

      FUND                                                         FEES WAIVED BY FUNDS MANAGEMENT
      EQUITY INDEX FUND                                                         $945,496
      OTC GROWTH FUND                                                             65,599

9. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the six months ended March 31, 2002, were as follows:

                          AGGREGATE PURCHASES AND SALES

      FUND                                                               PURCHASES AT COST   SALES PROCEEDS
      EQUITY INDEX FUND                                                      $6,387,152        $9,945,307
      OTC GROWTH FUND                                                         6,119,085         5,709,937

STOCK FUNDS

LIST OF ABBREVIATIONS

                The following is a list of common abbreviations for terms and entities which may have appeared in this report.

               ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
               ADR        -- AMERICAN DEPOSITORY RECEIPTS
               AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
               AMT        -- ALTERNATIVE MINIMUM TAX
               ARM        -- ADJUSTABLE RATE MORTGAGES
               BART       -- BAY AREA RAPID TRANSIT
               CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
               CDSC       -- CONTINGENT DEFERRED SALES CHARGE
               CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
               CGY        -- CAPITAL GUARANTY CORPORATION
               CMT        -- CONSTANT MATURITY TREASURY
               COFI       -- COST OF FUNDS INDEX
               Connie Lee -- CONNIE LEE INSURANCE COMPANY
               COP        -- CERTIFICATE OF PARTICIPATION
               CP         -- COMMERCIAL PAPER
               CTF        -- COMMON TRUST FUND
               DW&P       -- DEPARTMENT OF WATER & POWER
               DWR        -- DEPARTMENT OF WATER RESOURCES
               EDFA       -- EDUCATION FINANCE AUTHORITY
               FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
               FHA        -- FEDERAL HOUSING AUTHORITY
               FHLB       -- FEDERAL HOME LOAN BANK
               FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
               FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
               FRN        -- FLOATING RATE NOTES
               FSA        -- FINANCIAL SECURITY ASSURANCE, INC
               GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
               GO         -- GENERAL OBLIGATION
               HFA        -- HOUSING FINANCE AUTHORITY
               HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
               IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
               LIBOR      -- LONDON INTERBANK OFFERED RATE
               LLC        -- LIMITED LIABILITY CORPORATION
               LOC        -- LETTER OF CREDIT
               LP         -- LIMITED PARTNERSHIP
               MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
               MFHR       -- MULTI-FAMILY HOUSING REVENUE
               MUD        -- MUNICIPAL UTILITY DISTRICT
               MTN        -- MEDIUM TERM NOTE
               PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
               PCR        -- POLLUTION CONTROL REVENUE
               PFA        -- PUBLIC FINANCE AUTHORITY
               PLC        -- PRIVATE PLACEMENT
               PSFG       -- PUBLIC SCHOOL FUND GUARANTY
               RAW        -- REVENUE ANTICIPATION WARRANTS
               0RDA       -- REDEVELOPMENT AUTHORITY
               RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
               R&D        -- RESEARCH & DEVELOPMENT
               SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
               STEERS     -- STRUCTURED ENHANCED RETURN TRUST
               TBA        -- TO BE ANNOUNCED
               TRAN       -- TAX REVENUE ANTICIPATION NOTES
               USD        -- UNIFIED SCHOOL DISTRICT
               V/R        -- VARIABLE RATE WEBS WORLD EQUITY BENCHMARK SHARES
               WEBS       -- WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL
PLEASE EXPEDITE



-------------------------------------------------------------------------------

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON
REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                             SAR 017 (03/02)